OPTIONS	6 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OPTIONS

NOTE 10 – OPTIONS

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 75,000 to Mr. Silong Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Mr. Silong Chen was $941,813. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17% based upon the PRC’s Company’s bank lending rate; expected term of 5 years; exercise price of the options of $1.00; volatility of 128.8% based upon the Company’s historical stock price; and expected future dividends of $Nil. These options expire on January 26, 2028.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 7,500 to Dr. Yunhao Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Dr. Yunhao Chen was $94,181. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17%; expected term of 10 years; exercise price of the options of $20.0; volatility of 128.8%; and expected future dividends of $Nil. 2,500 options vested on January 26, 2023, and the unvested options were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023. There is no unrecognized compensation associated with these options.

The Company recorded $399,470 and $Nil share-based compensation expense for the six months ended December 31, 2023 and 2022, respectively.

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding June 30, 2022	11,000	$30.0	-
Exercisable, June 30, 2022	11,000	$30.0	-
Granted	82,500	$20.0	-
Exercised	-	$-	-
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-
Forfeited	(18,500)	$-	-
Exercised	-	$-	-
Outstanding December 31, 2023	86,000	$20.0	4.07
Exercisable, December 31, 2023	25,000	$20.0	4.07

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)